Accounts payable and accrued liabilities (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 905,340	$ 1,383,706
Accrued liabilities	2,141,336	2,722,357
Accrued interest	776,293	749,684
Total accounts payable and accrued liabilities	$ 3,822,969	$ 4,855,747